10-K - Mezzanine Equity - Mandatory Conversion (Details) - IPO - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Mandatory conversion, price per share (in dollars per share)	$ 0.10	$ 0.10
Minimum consideration received on transaction to require mandatory conversion	$ 100,000,000	$ 100,000,000